Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Inventories, excluding contract work in progress, recognized as expense	kr 58,249	kr 55,632
Inventory obsolescence allowances	kr 3,386	kr 2,611	kr 2,425	kr 2,412